Restructuring Charges Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 0	$ 2,976
Restructuring Reserve	$ 600		$ 600		$ 600
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 3,000